BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Short-term Debt [Table Text Block]
The following is a summary of short-term borrowings for the last three years:

	2021		2020		2019
(Dollars in thousands)	Amount	Rate	Amount	Rate	Amount	Rate
At December 31,
Federal funds purchased and securities sold under agreements to repurchase	$51,203	0.01%	$166,594	0.05%	$165,181	0.85%
FHLB borrowings	225,000	0.18%	0	0.00%	1,151,000	1.73%
Other short-term borrowings	20,000	1.90%	0	0.00%	0	0.00%
Total	$296,203	0.27%	$166,594	0.05%	$1,316,181	1.62%

Average for the year
Federal funds purchased and securities sold under agreements to repurchase	$160,967	0.07%	$149,036	0.26%	$155,859	1.15%
FHLB borrowings	43,371	0.20%	441,867	1.37%	990,860	2.37%
Other short-term borrowings	165	1.92%	0	0.00%	0	0.00%
Total	$204,503	0.10%	$590,903	1.09%	$1,146,719	1.90%

Schedule Of Remaining Contractual Maturity Of Secured Borrowings And Class Of Collateral Pledged Under Repurchase Agreements Table [Table Text Block]
The following shows the remaining contractual maturity of repurchase agreements by collateral pledged:

(Dollars in thousands)	Overnight and Continuous
Repurchase agreements
Mortgage-backed securities	$48,370
Collateralized mortgage obligations	2,833
Total	$51,203

Summary of Long-term Debt [Table Text Block]
The following is a summary of First Financial's long-term debt:

	2021		2020
(Dollars in thousands)	Amount	Average Rate	Amount	Average Rate
FRB borrowings	$0	0.00%	$434,982	0.35%
FHLB borrowings	0	0.00%	19,971	1.43%
Subordinated debt	313,248	4.86%	321,384	4.86%
Unamortized debt issuance costs	(2,384)	n/a	(2,770)	n/a
Capital lease liability	1,781	3.81%	1,860	3.81%
Capital loan with municipality	775	0.00%	775	0.00%
Subtotal	313,420	4.88%	776,202	2.25%

Acquired in Summit acquisition
Bank lines of credit	23,030	2.77%	0	0.00%
Notes issued in conjunction with acquisition of property and equipment	73,382	4.09%	0	0.00%
Total notes payable acquired in Summit acquisition	96,412	3.77%	0	0.00%
Total long-term debt	$409,832	4.62%	$776,202	2.25%

Schedule of Maturities of Long-term Debt [Table Text Block]
As of December 31, 2021, First Financial's long-term debt matures as follows:

(Dollars in thousands)	Long-term debt
2022	$28,091
2023	15,086
2024	23,091
2025	12,301
2026	16,765
Thereafter	314,498
Total	$409,832